Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and the financial performance of our Company. The following table sets forth the compensation for our CEO (referred to as “PEO”) and the average compensation for our other NEOs. For further information concerning our compensation philosophy and how we align executive compensation with
our performance, refer to “Compensation Discussion and Analysis.”

							Value of Initial $100 Investment Based on
Year	Summary Compensation Table Total for PEO (Egeck) (1)	Compensation Actually Paid to PEO (Egeck) (2)	Summary Compensation Table Total for PEO (Ortega) (1)	Compensation Actually Paid to PEO (Ortega) (2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2) (3)	Total Shareholder Return	Peer Group Total Shareholder Return (5)	Net Income (in thousands)	Adjusted EBITDA (6) (in thousands)
2023	$4,041,971	$(3,796,598)	$-	$-	$1,162,345	$55,905	$26.08	$59.20	$27,242	$168,149
2022	$3,339,438	$72,348	$-	$-	$988,153	$829,182	$67.79	$65.26	$159,029	$292,276
2021	$7,911,515	$36,569,924	$3,989,352	$4,283,910	$1,536,295	$2,535,647	$94.65	$120.51	$126,634	$270,613
(1)
Reflects the total compensation of our current CEO, Michael Egeck, who is our PEO, and Steven Ortega, who served as PEO until Mr. Egeck’s appointment in 2021 and is therefore included in this table as an additional PEO in accordance with SEC rules. Amounts shown are as calculated in the Summary Compensation Table (SCT) for each of the years shown.

(2)
Amounts shown for compensation actually paid (“CAP”) are computed in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act and do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. These amounts reflect total compensation as reported in the SCT with certain adjustments as required by item 402(v) of Regulation
S-K
as described in footnote (3) below. The
Non-PEO
NEOs for each applicable year are as follows: (i) for fiscal year 2023, Mssrs. Bowman, Weddell, Gazaway and LaBode and Ms. Baker, (ii) for fiscal year 2022, Messrs. Weddell, Gazaway and LaBode and Ms. Baker, and (iii) for fiscal year 2021, Mr. Weddell and Ms. Baker.

(3)
CAP reflects the exclusions and inclusions of equity awards for the PEO and the other NEOs as set forth below and calculated in accordance with FASB ASC Topic 718, Compensation—Stock Compensation. The valuation methodologies and assumptions used to calculate CAP are based on the grant date fair value of
these awards as disclosed in the Company’s consolidated audited financial statements filed with the SEC on Form
10-K
for the years reflected in the tables below:

Summary Compensation
Table
Total to Compensation Actually Paid Reconciliation for the PEO and
non-PEOs:

	Calculation for PEO
Calculation (a) of Compensation Actually Paid	2021 (Egeck)	2021 (Ortega)	2022	2023
Summary Compensation Table Total	7,911,515	3,989,352	3,339,438	4,041,971
Less: grant date fair value of stock and option awards granted during year	(4,803,926)	(600,495)	(1,547,063)	(3,000,128)
Fair value of awards granted during year that remain unvested as of year-end	7,160,373	895,053	-	705,179
Fair value of awards granted during year that vested during year	-	-	-	-
Change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year end	5,873,477	-	(4,350,070)	(3,956,184)
Change in fair value from prior year-end to vesting date for awards granted prior to year that vested during year	20,428,485	-	2,630,043	(1,587,436)
Fair value of awards granted prior to year that were forfeited during year	-	-	-	-
Compensation Actually Paid	36,569,924	4,283,910	72,348	(3,796,598)

	Calculation for Average of Non- PEOs
Calculation (a) of Compensation Actually Paid	2021	2022	2023
Summary Compensation Table Total	1,536,295	988,153	1,162,345
Less: grant date fair value of stock and option awards granted during year	(1,741,424)	(588,157)	(668,122)
Fair value of awards granted during year that remain unvested as of year-end	1,730,424	98,828	275,420
Fair value of awards granted during year that vested during year	-	-	-
Change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year end	402,940	(335,362)	(675,258)
Change in fair value from prior year-end to vesting date for awards granted prior to year that vested during year	607,412	665,720	(38,480)
Fair value of awards granted prior to year that were forfeited during year	-	-	-
Compensation Actually Paid	2,535,647	829,182	55,905

(a)
As shown in these tables, the CAP totals represent the SCT totals for the applicable year, but adjusted as required by SEC rules to include the
fair value of current and prior year equity awards that are outstanding, vested or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year.

(4)
TSR shown in this table utilizes the S&P
Small-Cap
600 Index (“Index”) which we use in the stock performance graph required by Item 201(e) of Regulation
S-K
included in the Company’s consolidated audited financial statements filed with the SEC on Form
10-K
for the years reflected in the table above. The comparison assumes $100 was invested for the period from October 29, 2020, our first trading day subsequent to our initial public offering, through the last day of the applicable fiscal year in each of the Company’s Common Stock and the Index. All dollar values assume reinvestment of the pre-tax
value of dividends paid by companies included in the Index. The historical stock price performance of our Common Stock shown is not necessarily indicative of future stock price performance.

(5)
Pursuant to Item 402(v) of Regulation
S-K,
we determined Adjusted EBITDA to be the most important financial performance measure used to link company performance to CAP to our PEO and other NEOs in 2023. This performance measure may not have been the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important such measure in future years. Adjusted EBITDA is defined on page 16 and is a non-GAAP
financial measure.

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote
(1)
Reflects the total compensation of our current CEO, Michael Egeck, who is our PEO, and Steven Ortega, who served as PEO until Mr. Egeck’s appointment in 2021 and is therefore included in this table as an additional PEO in accordance with SEC rules. Amounts shown are as calculated in the Summary Compensation Table (SCT) for each of the years shown.

(2)
Amounts shown for compensation actually paid (“CAP”) are computed in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act and do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. These amounts reflect total compensation as reported in the SCT with certain adjustments as required by item 402(v) of Regulation
S-K
as described in footnote (3) below. The
Non-PEO
NEOs for each applicable year are as follows: (i) for fiscal year 2023, Mssrs. Bowman, Weddell, Gazaway and LaBode and Ms. Baker, (ii) for fiscal year 2022, Messrs. Weddell, Gazaway and LaBode and Ms. Baker, and (iii) for fiscal year 2021, Mr. Weddell and Ms. Baker.

PEO Total Compensation Amount	$ 4,041,971	$ 3,339,438
PEO Actually Paid Compensation Amount	$ (3,796,598)	72,348
Adjustment To PEO Compensation, Footnote

	Calculation for PEO
Calculation (a) of Compensation Actually Paid	2021 (Egeck)	2021 (Ortega)	2022	2023
Summary Compensation Table Total	7,911,515	3,989,352	3,339,438	4,041,971
Less: grant date fair value of stock and option awards granted during year	(4,803,926)	(600,495)	(1,547,063)	(3,000,128)
Fair value of awards granted during year that remain unvested as of year-end	7,160,373	895,053	-	705,179
Fair value of awards granted during year that vested during year	-	-	-	-
Change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year end	5,873,477	-	(4,350,070)	(3,956,184)
Change in fair value from prior year-end to vesting date for awards granted prior to year that vested during year	20,428,485	-	2,630,043	(1,587,436)
Fair value of awards granted prior to year that were forfeited during year	-	-	-	-
Compensation Actually Paid	36,569,924	4,283,910	72,348	(3,796,598)

(a)
As shown in these tables, the CAP totals represent the SCT totals for the applicable year, but adjusted as required by SEC rules to include the
fair value of current and prior year equity awards that are outstanding, vested or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 1,162,345	988,153	$ 1,536,295
Non-PEO NEO Average Compensation Actually Paid Amount	$ 55,905	829,182	2,535,647
Adjustment to Non-PEO NEO Compensation Footnote

	Calculation for Average of Non- PEOs
Calculation (a) of Compensation Actually Paid	2021	2022	2023
Summary Compensation Table Total	1,536,295	988,153	1,162,345
Less: grant date fair value of stock and option awards granted during year	(1,741,424)	(588,157)	(668,122)
Fair value of awards granted during year that remain unvested as of year-end	1,730,424	98,828	275,420
Fair value of awards granted during year that vested during year	-	-	-
Change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year end	402,940	(335,362)	(675,258)
Change in fair value from prior year-end to vesting date for awards granted prior to year that vested during year	607,412	665,720	(38,480)
Fair value of awards granted prior to year that were forfeited during year	-	-	-
Compensation Actually Paid	2,535,647	829,182	55,905

(a)
As shown in these tables, the CAP totals represent the SCT totals for the applicable year, but adjusted as required by SEC rules to include the
fair value of current and prior year equity awards that are outstanding, vested or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
As required, we disclose below the most important measures used by the Company to link compensation actually paid to our NEOs for 2023 to Company performance. For further information regarding these performance metrics and their function in our executive compensation program, please see the discussion within CD&A beginning on page 36.

•	Adjusted EBITDA

•	Adjusted Net Income

•	Revenue

Total Shareholder Return Amount	$ 26.08	67.79	94.65
Peer Group Total Shareholder Return Amount	59.2	65.26	120.51
Net Income (Loss)	$ 27,242,000	$ 159,029,000	$ 126,634,000
Company Selected Measure Amount	168,149,000	292,276,000	270,613,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)
Pursuant to Item 402(v) of Regulation
S-K,
we determined Adjusted EBITDA to be the most important financial performance measure used to link company performance to CAP to our PEO and other NEOs in 2023. This performance measure may not have been the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important such measure in future years. Adjusted EBITDA is defined on page 16 and is a non-GAAP
financial measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Michael Egeck [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,041,971	$ 3,339,438	$ 7,911,515
PEO Actually Paid Compensation Amount	$ (3,796,598)	72,348	36,569,924
PEO Name	Michael Egeck
Steven Ortega [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,989,352
PEO Actually Paid Compensation Amount			4,283,910
PEO Name	Steven Ortega
PEO | Grant Date Fair Value of Stock and Option Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,000,128)	(1,547,063)
PEO | Fair Value of Awards Granted During Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	705,179
PEO | Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,956,184)	(4,350,070)
PEO | Change in Fair Value from Prior Year End to Vesting Date for Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,587,436)	2,630,043
PEO | Michael Egeck [Member] | Grant Date Fair Value of Stock and Option Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,803,926)
PEO | Michael Egeck [Member] | Fair Value of Awards Granted During Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,160,373
PEO | Michael Egeck [Member] | Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,873,477
PEO | Michael Egeck [Member] | Change in Fair Value from Prior Year End to Vesting Date for Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			20,428,485
PEO | Steven Ortega [Member] | Grant Date Fair Value of Stock and Option Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(600,495)
PEO | Steven Ortega [Member] | Fair Value of Awards Granted During Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			895,053
Non-PEO NEO | Grant Date Fair Value of Stock and Option Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(668,122)	(588,157)	(1,741,424)
Non-PEO NEO | Fair Value of Awards Granted During Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	275,420	98,828	1,730,424
Non-PEO NEO | Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(675,258)	(335,362)	402,940
Non-PEO NEO | Change in Fair Value from Prior Year End to Vesting Date for Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (38,480)	$ 665,720	$ 607,412